Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Options [Abstract]
STOCK OPTIONS

NOTE 14 – STOCK OPTIONS

The Company has reserved 2,400,000 shares under its 2018 Stock Incentive Plan (the “Plan”). The Plan was adopted by the board of directors on March 28, 2018, retroactive to February 23, 2018, as a vehicle for the recruitment and retention of qualified employees, officers, directors, consultants, and other service providers. The Plan is administered by the Board of Directors. The Company may issue, to eligible persons, restricted common stock, incentive and non-statutory options, stock appreciation rights and restricted stock units. The terms and conditions of awards under the Plan will be determined by the Board of Directors.

Outstanding and vested options at March 31, 2023 and December 31, 2022 were Nil and 2,400,000. These options had an exercise price of $0.40, a remaining life of 0.15 years, and no intrinsic value. No options were granted or exercised during the three months ended March 31, 2023 and 2022. During the three months ended March 31, 2023, 2,400,000 options expired.

NOTE 15 – STOCK OPTIONS

The Company has reserved 2,400,000 shares under its 2018 Stock Incentive Plan (the “Plan”). The Plan was adopted by the board of directors on March 28, 2018, retroactive to February 23, 2018, as a vehicle for the recruitment and retention of qualified employees, officers, directors, consultants, and other service providers. The Plan is administered by the Board of Directors. The Company may issue, to eligible persons, restricted common stock, incentive and non-statutory options, stock appreciation rights and restricted stock units. The terms and conditions of awards under the Plan will be determined by the Board of Directors.

Outstanding and vested options at December 31, 2022 and 2021 were 2,400,000. These options have an exercise price of $0.40, a remaining life of 0.15 years, and no intrinsic value. No options were granted, expired, or were exercised during the years ended December 31, 2022 and 2021.